CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Non-cash operating activities
Gain on deregisteration of an entity	[1]	¥ (159,577,073)	$ (22,819,218)	¥ 0	¥ 0
Non-cash investing activities
Switch out from VC funds measured at fair value		0	0	374,471	13,968,313
Switch in VC funds measured at fair value		0	0	0	(14,342,134)
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	[2]	333,206,081	47,647,836	289,084,125	102,284,875
Interest paid for borrowings		29,040,742	4,152,771	24,162,853	23,247,119
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents		987,630,978		984,611,409	1,195,351,730	$ 141,229,352
Restricted cash, net of allowance for credit losses		1,145,962,320		676,793,411	749,069,826	163,870,432
Add: Provision of credit losses for other financial assets		313,985		241,398	86,019	44,899
Total cash and cash equivalents and restricted cash		2,133,907,283		1,661,646,218	1,944,507,575	305,144,683
Gain on deregisteration of an entity	[1]	(159,577,073)	$ (22,819,218)	0	¥ 0
Repurchase price				245,113,010
Share Repurchase Payable		¥ 0		¥ 245,113,010		$ 0

[1]	An entity of the Group has completed its deregistration in 2025 of which the Group recognized an aggregate non-cash gain of RMB159.6 million in the consolidated statements of comprehensive income for the year ended December 31, 2025.
[2]	For the year ended December 31, 2025, all income taxes were paid within the Chinese mainland, with no income taxes paid in jurisdictions outside the Chinese mainland.